RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) (USD $)	3 Months Ended				6 Months Ended		12 Months Ended					3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2013	Feb. 28, 2013	Aug. 31, 2012	May 31, 2011	Aug. 31, 2013	Aug. 31, 2012	Feb. 28, 2013	Feb. 28, 2012	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010	Nov. 30, 2012 As previously Reported	Aug. 31, 2012 As previously Reported	May 31, 2012 As previously Reported	Nov. 30, 2011 As previously Reported	Aug. 31, 2011 As previously Reported	Aug. 31, 2012 As previously Reported	Aug. 31, 2011 As previously Reported	Nov. 30, 2012 As previously Reported	Nov. 30, 2011 As previously Reported	Feb. 29, 2012 As previously Reported	Feb. 29, 2012 Adjustments	Nov. 30, 2012 As Restated	Aug. 31, 2012 As Restated	May 31, 2012 As Restated	Feb. 28, 2012 As Restated	Nov. 30, 2011 As Restated	Aug. 31, 2011 As Restated	Aug. 31, 2012 As Restated	Aug. 31, 2011 As Restated	Nov. 30, 2012 As Restated	Nov. 30, 2011 As Restated	Feb. 28, 2012 As Restated	Feb. 29, 2012 As Restated
Balance Sheet
Goodwill	$ 35,060,183	$ 35,060,183			$ 35,060,183		$ 35,060,183		$ 60,979,183			$ 47,484,708	$ 47,484,708	$ 47,484,708	$ 47,484,708	$ 47,484,708	$ 47,484,708	$ 47,484,708	$ 47,484,708	$ 47,484,708	$ 47,484,708	$ 13,494,475	$ 35,060,183	$ 60,979,183	$ 60,979,183		$ 60,979,183	$ 60,979,183	$ 60,979,183	$ 60,979,183	$ 35,060,183	$ 60,979,183		$ 60,979,183
Intangible Assets	23,598,414	25,812,037			23,598,414		25,812,037		36,798,085			30,489,139	40,583,291	41,135,654			40,583,291		30,489,139				30,289,138	43,202,014	43,754,377				43,202,014		30,289,138
Total assets	69,363,586	75,739,162			69,363,586		75,739,162		114,086,551			90,274,094	94,624,813	96,829,482	108,141,879	93,630,646	94,624,813	93,630,646	90,274,094	108,141,879	100,592,076	13,494,475	77,649,568	110,738,011	112,942,680		121,636,354	107,125,121	110,738,011	107,125,121	77,649,568	121,636,354		114,086,551
Deferred Tax Liability																						3,517,652	3,517,652	3,517,652	3,517,652		3,517,652	3,517,652	3,517,652	3,517,652	3,517,652	3,517,652		3,517,652
Total liabilities	12,734,588	11,877,952			12,734,588		11,877,952		34,894,829			9,097,712	18,515,584	29,864,115	29,462,242	26,998,307	18,515,584	26,998,307	9,097,712	29,462,242	31,377,176	3,517,652	12,615,364	22,033,236	33,381,767		32,979,894	30,515,959	22,033,236	30,515,959	12,615,364	32,979,894		34,894,829
Accumulated deficit	(120,783,003)	(111,393,544)			(120,783,003)		(111,393,544)		(62,556,249)			(87,362,012)	(82,393,665)	(80,094,067)	(61,351,329)	(49,973,217)	(82,393,665)	(49,973,217)	(87,362,012)	(61,351,329)	(72,533,071)	9,976,823	(103,504,190)	(69,798,119)	(67,498,521)		(51,374,507)	(39,996,394)	(69,798,119)	(39,996,394)	(103,504,190)	(51,374,507)		(62,556,249)
Total stockholder's equity	56,628,998	63,861,210			56,628,998		63,861,210	79,191,722	79,191,722	30,100,596	18,377,936	81,176,382	76,109,229	66,965,367	78,679,637	66,632,339	76,109,229	66,632,339	81,176,382	78,679,637	69,214,900	9,976,823	65,034,204	88,704,775	79,560,913		88,656,459	76,609,162	88,704,775	76,609,162	65,034,204	88,656,459		79,191,722
Total liabilities and stockhollers equity	69,363,586	75,739,162			69,363,586		75,739,162		114,086,551			90,274,094	94,624,813	96,829,482	108,141,879	93,630,646	94,624,813	93,630,646	90,274,094	108,141,879	100,592,076	13,494,475	77,649,568	110,738,011	112,942,680		121,636,353	107,125,121	110,738,011	107,125,121	77,649,568	121,636,353		114,086,551
Statement of Cash Flows
Net loss	(3,374,255)		(2,299,598)		(9,389,459)	(7,241,871)	(48,837,295)		(22,603,202)	(12,478,478)					(11,377,289)	(6,003,584)		(10,020,170)	(14,828,941)	(21,398,282)	(32,580,025)	9,976,823					(11,377,289)	3,973,239		(43,347)	(41,577,941)	(11,421,459)		(22,603,203)
Deferred income taxes																						(9,976,823)												(9,976,823)
Non-cash income tax benefits																												(9,976,823)		(9,976,823)		(9,976,823)
Statement of Shareholders Equity
Accumulated deficit												(87,362,012)	(82,393,665)	(80,094,067)	(61,351,329)	(49,973,217)	(82,393,665)	(49,973,217)	(87,362,012)	(61,351,329)	(72,533,071)	9,976,823	(103,504,190)	(69,798,119)	(67,498,521)		(51,374,507)	(39,996,394)	(69,798,119)	(39,996,394)	(103,504,190)	(51,374,507)		(62,556,249)
Stockholders' equity	56,628,998	63,861,210			56,628,998		63,861,210	79,191,722	79,191,722	30,100,596	18,377,936	81,176,382	76,109,229	66,965,367	78,679,637	66,632,339	76,109,229	66,632,339	81,176,382	78,679,637	69,214,900	9,976,823	65,034,204	88,704,775	79,560,913		88,656,459	76,609,162	88,704,775	76,609,162	65,034,204	88,656,459		79,191,722
Statement of Operations
Income tax benefit																						9,976,822						9,976,823		9,976,823				9,976,822
Operating Expenses - General and Administrative												3,457,777	3,541,298	3,442,007			6,983,305		10,441,082				3,457,777	3,541,298	823,284				4,364,582		7,822,359
Impairment of goodwill and long-lived assets and decline in fair value of long-term investment							12,196,269					5,849,160							5,849,160				34,586,884								34,586,884
Total Operating Expenses	7,571,803		10,875,307		16,849,267	21,581,354	79,432,499		37,684,038	14,048,097		16,646,503	10,875,307	10,706,047			21,581,354		38,227,857				45,384,227	10,875,307	8,087,324				18,962,631		64,346,858
Loss From Operations	(3,360,367)	(7,862,374)	(7,160,379)	(4,030,960)	(9,374,770)	(14,724,020)	(63,593,168)		(29,884,475)	(12,478,202)		(12,267,664)	(7,160,379)				(14,724,020)		(26,991,684)				(41,005,388)	(7,160,379)	(4,944,918)	(9,431,320)	(10,413,455)	(6,008,740)	(12,105,297)		(53,110,685)		(29,884,474)
Net loss					$ (9,389,459)		$ (48,837,295)	$ (22,603,203)		$ (12,478,478)		$ (4,968,347)	$ (2,299,598)	$ (7,560,996)		$ (6,003,584)	$ (9,860,594)	$ (10,020,170)	$ (14,828,941)		$ (32,580,025)	$ 9,976,822	$ (33,706,071)	$ (2,299,598)	$ (4,942,273)			$ 3,973,239	$ (7,241,871)	$ (43,347)	$ (40,947,942)			$ (22,603,203)
NET LOSS PER SHARE - basic and diluted	$ (0.03)	$ (0.07)	$ (0.02)	$ (0.06)	$ (0.07)	$ (0.08)	$ (0.47)		$ (0.28)	$ (0.21)		$ (0.05)	$ (0.02)	$ (0.08)		$ (0.08)	$ (0.10)	$ (0.14)	$ (0.15)		$ (0.41)	$ 0.12	$ (0.31)	$ (0.02)	$ (0.05)	$ (0.12)	$ (0.13)	$ 0.06	$ (0.08)	$ 0.00	$ (0.41)		$ (0.28)	$ (0.28)